COMMITMENTS AND CONTINGENCIES - Contractual obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Less than 1 Year	$ 6,354	$ 7,258
1 to 3 Years		0
3 to 5 Years		0
More than 5 Years		0
Total	$ 6,354	$ 7,258